UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21571

Rogé Partners Funds

(Exact name of registrant as specified in charter)

 630 Johnson Avenue, Suite 103, Bohemia, NY

11716

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-218-0077

Date of fiscal year end:

6/30

Date of reporting period:  3/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March, 31 2014

Shares	Security		Value

	MUTUAL FUNDS (RIC's) - 6.31%
	Fixed Income - 5.14%
29,930	Angel Oak Multi-Strategy Income Fund		$ 364,852
4,254	Blackstone / GSO Strategic Credit Fund		75,381
4,457	First Trust High Income Long/Short Fund		79,015
35,895	PIMCO Income Fund		447,607
9,631	PIMCO Mortgage Opportunities Fund		106,523
3,087	RiverPark Short Term High Yield Fund		30,873
			1,104,251
	Income - 0.50%
3,778	DoubleLine Income Solutions Fund		80,169
5,000	TCW Strategic Income Fund		27,300
			107,469
	International - 0.67%
10,681	Templeton Global Total Return Fund		143,230

	TOTAL MUTUAL FUNDS
	(Cost $1,357,718)		1,354,950

	COMMON STOCKS - 78.84%
	Aerospace/Defense - 1.02%
31,000	BBA Aviation PLC		171,485
2,300	M/A-COM Technology Solutions Holdings, Inc. +		47,265
			218,750
	Airlines - 0.67%
1,000	Copa Holdings SA		145,190

	Auto Parts & Equipment - 2.43%
7,400	Stanley Electric Co., Ltd.		164,676
2,100	TRW Automotive Holdings Corp. +		171,402
2,100	Visteon Corp. +		185,724
			521,802
	Banks - 2.49%
11,700	Bank of New York Mellon Corp.		412,893
2,300	First Financial Bankshares, Inc.		61,790
900	Bank of the Ozarks, Inc.		61,254
			535,937
	Beverages - 1.88%
3,250	Diageo PLC		404,917

	Building Materials - 0.27%
6,500	Builders FirstSource, Inc. +		59,215

	Chemicals - 3.50%
800	Minerals Technologies, Inc.		51,648
3,300	Monsanto Co.		375,441
700	NewMarket Corp.		273,546
3,200	Olin Corp.		52,459
			753,094
	Commercial Services - 3.93%
4,770	Automatic Data Processing, Inc.		368,530
1,400	DeBry Education Group, Inc.		59,346
4,900	MasterCard, Inc.		366,030
2,000	PHH Corp. +		51,680
			845,586
	Computers - 2.96%
750	Apple, Inc.		402,555
3,000	Agilysys, Inc. +		40,200
4,200	Lexmark International, Inc.		194,418
			637,173
	Diversified Financial Companies - 2.90%
800	Affiliated Managers Group, Inc. +		160,040
1,700	Artisan Partners Asset Management, Inc.		109,225
4,300	T Rowe Price Group, Inc.		354,105
			623,370
	Electric - 2.12%
2,900	Brookfield Infastructure Partners LP		114,405
4,800	Dominion Resources, Inc.		340,752
			455,157
	Electrical Components & Equipment - 0.78%
1,400	Hubbell, Inc.		167,818

	Electronics - 1.96%
7,000	TE Connectivity Ltd.		421,470

	Food - 3.34%
4,700	Nestle SA		353,534
24,380	Tesco PLC		363,993
			717,527
	Food Services - 1.52%
21,300	Compass Group PLC		326,103

	Healthcare-Products - 3.34%
700	Sartorius Stedim Biotech		140,525
6,600	Medtronic, Inc.		406,164
1,600	Teleflex, Inc.		171,584
			718,273
	Healthcare-Services - 0.49%
800	Magellan Health Services, Inc. +		47,480
7,000	NMC Health PLC		58,877
			106,357
	Home Builders - 0.24%
2,300	M/I Homes Inc. +		51,566

	Home Furnishings - 0.54%
1,100	Harman International Industries, Inc.		117,040

	Insurance - 4.97%
6,700	American International Group, Inc.		335,067
2,400	Assurant, Inc.		155,904
3,300	Berkshire Hathaway, Inc., Class B +		412,401
3,300	Torchmark Corp.		165,270
			1,068,642
	Internet - 1.70%
6,600	Ebay, Inc. +		364,584

	Machinery-Diversified - 0.61%
2,000	AG Growth International, Inc.		85,071
1,300	Albany International Corp.		46,202
			131,273
	Media - 0.71%
2,000	Scripps Networks Interactive		151,820

	Metal Fabricate/Hardware - 0.82%
900	Valmont Industries, Inc.		133,956
1,100	Worthington Industries, Inc.		42,075
			176,031
	Mining - 0.83%
10,000	Eldorado Gold Corp.		55,800
1,100	Franco-Nevada Corp.		50,446
12,900	Sandstorm Gold, Ltd. +		71,853
			178,099
	Miscellaneous Manufacturing - 5.95%
1,700	Hillenbrand, Inc.		54,961
2,800	3M Co.		379,848
24,000	Orkla ASA		205,200
2,900	Parker Hannifin Corp.		347,159
2,100	Trinity Industries, Inc.		151,347
19,500	Vesuvius PLC		141,583
			1,280,098
	Oil & Gas - 6.18%
3,800	Exxon Mobil Corp		371,184
7,700	Imperial Oil, Ltd.		358,435
3,600	Occidental Petroleum Corp.		343,044
4,800	Ultra Petroleum Corp. +		129,072
7,000	WPX Energy, Inc. +		126,210
			1,327,945
	Oil & Gas Services - 0.44%
6,000	Enerflex, Ltd.		95,678

	Packaging & Containers - 0.21%
1,887	UFP Technologies, Inc. +		45,968

	Pharmaceuticals - 6.04%
2,200	Actelion, Ltd.		208,421
2,600	Johson & Johnson		353,628
3,700	Nektar Therapeutics +		44,844
4,100	Novartis AG		348,582
2,600	Valeant Pharmaceuticals International, Inc. +		342,758
			1,298,233
	Real Estate - 1.68%
5,800	CBRE Group, Inc. +		159,094
1,300	Jones Lang LaSalle, Inc.		154,050
2,100	Kennedy-Wilson Holdings, Inc.		47,271
			360,415
	Retail - 1.73%
3,800	McDonald's Corp.		372,514

	Semiconductors - 0.56%
2,200	Lam Research Corp. +		121,000

	Software - 5.63%
2,700	Aspen Technology, Inc. +		114,372
1,800	CompuGroup Medical AG		45,153
4,200	Guidance Software, Inc. +		46,452
10,200	Microsoft Corp.		418,098
10,900	Oracle Corp.		445,919
9,000	RIB Software AG		140,173
			1,210,167
	Telecommunications - 3.34%
18,900	Cisco Systems, Inc.		423,549
7,990	Vodafone Group PLC		294,112
			717,661
	Textiles - 0.79%
1,250	Mohawk Industries, Inc.		169,975

	Trucking & Leasing - 0.27%
1,500	Textainer Group Holdings, Ltd.		57,405

	TOTAL COMMON STOCKS
	(Cost $14,520,853)		16,953,853

	REITs - 0.74%
3,200	Sunstone Hotel Investors, Inc.		43,936
1,900	WP Carey, Inc.		114,133
	(Cost $127,215)		158,069

	TOTAL REITS - 1.77%
	Diversified Financial Services - 0.24%
2,000	Merrill Lynch Preferred Capital Trust V, 7.28%, Perpetual +
			50,940
	Sovereign - 1.53%
3,000	Freddie Mac, 8.375%, 12/31/2017 +		33,000
7,100	Freddie Mac, 5.66%, 6/26/2014 +		65,675
3,000	Federal National Mortgage Association, 8.25%, 12/31/2015 +		31,440
14,300	Federal National Mortgage Association, 0.00%, 6/30/2014 +		120,263
4,600	Federal National Mortgage Association, 0.00%, 9/30/2014 +		78,522
			328,900
	TOTAL PREFERRED STOCK
	(Cost $417,491)		379,840
Principal
	CORPORATE BONDS - 8.37%
	Aerospace/Defense - 0.25%
50,000	Triumph Group, Inc., 8.625%, 7/15/2018		53,125

	Banks - 0.41%
15,000	Goldman Sachs Group Inc., 5.375%, 3/15/2020		16,757
70,000	Royal Bank of Scotland Goup PLC, 5.05%, 1/8/2015		71,646
			88,403
	Building Materials - 0.51%
100,000	USG Corp., 6.30%, 11/15/2016		108,750

	Diversified Financial Companies - 0.99%
58,000	E*Trade Financial Corp., 6.75%, 6/1/2016		63,075
75,000	Jefferies Group, LLC, 5.50%, 3/15/2016		80,824
67,000	Nuveen Investments, Inc., 5.50%, 9/15/2015		68,340
			212,239
	Electric - 0.35%
75,000	PPL Energy Supply LLC, 4.6%, 12/15/2021		75,774

	Diversified Holding Companies - 0.36%
70,000	Leucadia National Corp., 8.125%, 9/15/2015		76,737

	Home Builders - 1.11%
50,000	Beazer Homes USA, Inc., 9.125%, 6/15/2018		53,063
75,000	K Hovnanian Enterprises, Inc., 11.875%, 10/15/2015		85,875
40,000	KB Home, 9.10%, 9/15/2017		47,400
50,000	Toll Brothers Finance Corp., 5.15%, 5/15/2015		52,250
			238,588
	Household Products/Wares - 0.24%
50,000	Central Garden and Pet Co., 8.25%, 3/1/2018		51,813

	Insurance - 0.89%
45,000	MBIA, Inc., 7.00%, 12/15/2025		48,150
60,000	MGIC Investment Corp., 5.375%, 11/1/2015		62,700
75,000	ProAssurance Corp., 5.3%, 11/15/2023		79,642
			190,492
	Iron/Steel - 0.25%
50,000	United States Steel Corp., 6.05%, 6/1/2017		54,375

	Media - 0.15%
35,000	Clear Channel Communications, Inc., 6.875%, 6/15/2018		33,250

	Mining - 0.73%
75,000	Kinross Gold Corp., 3.625%, 9/1/2016		77,665
75,000	Newmont Mining Corp., 5.125%, 10/1/2019		79,861
			157,526
	Oil & Gas - 0.24%
50,000	Petrobras International Finance, Co., 3.875%, 1/27/2016		51,472

	Retail - 1.41%
30,000	Gap, Inc. (The), 5.95%, 4/12/2021		33,827
140,000	J Crew Group, Inc. 8.125%, 3/1/2019		146,038
65,000	Macy's Retail Holdings, Inc., 7.875%, 8/15/2036		72,032
50,000	Toys R Us Property Co II, LLC, 8.50%, 12/1/2017		51,188
			303,085
	Semiconductors - 0.24%
50,000	Advanced Micro Devices, Inc., 8.125%, 12/15/2017		52,625

	Telecommunications - 0.24%
50,000	Cincinnati Bell, Inc., 8.75%, 3/15/2018		52,406

	TOTAL CORPORATE BONDS
	(Cost $1,762,161)		1,800,660

	U.S. GOVERNMENT & AGENCIES - 0.15%
	U.S. Government & Agencies - 0.15%
28,000	Fannie Mae REMICS FNR 2002-33 Class MM,6.25%, 6/25/2032		23,154
18,114	Fannie Mae REMICS FNR 2005-44 Class PE, 5.00%, 7/25/2033		8,373
	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $31,593)		31,527

	MUNICIPAL BONDS - NON-TAXABLE - 3.18%
	Florida - 0.23%
45,000	Florida State Dept. of Environmental Protection, 5.456%, 7/1/2019		50,516

	Michigan - 0.63%
50,000	City of Detroit Michigan Sewage Disposal System Revenue, 5.25%, 7/1/2023		50,143
50,000	City of Detroit Michigan Water Supply System Revenue, 5.00%, 7/1/2025		49,404
35,000	City of Detroit Michigan Water Supply System Revenue, 5.00%, 7/1/2022		35,211
			134,758
	Ohio - 0.20%
50,000	Buckeye Tobacco Settlement Financing Authority, 5.125%, 6/1/2024		42,543

	Puerto Rico - 2.04%
100,000	Commonwealth of Puerto Rico, 6.5%, 7/7/2014		99,609
90,000	Commonwealth of Puerto Rico, 5.25%, 7/1/2016		83,507
25,000	Commonwealth of Puerto Rico, 5.00%, 7/1/2019		21,214
125,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, 7/1/2015		116,375
20,000	Puerto Rico Highways & Transportation Authority, 5.00%, 7/1/2018		16,129
35,000	Puerto Rico Highways & Transportation Authority, 4.00%, 7/1/2016		31,573
35,000	Puerto Rico Electric Power Authority, 5.00%, 7/1/2019		28,256
50,000	University of Puerto Rico, 5.00%, 6/1/2016		42,248
			438,911
	Virginia - 0.08%
25,000	Tobacco Settlement Financing Authority, 5%,6/1/2047		17,345

	TOTAL MUNICIPAL BONDS (Cost $676,060)		684,073

Shares

	SHORT-TERM INVESTMENTS - 0.45%
95,802	First National Bank of Omaha Master Savings Account
	(Cost $95,802)		95,802

	TOTAL INVESTMENTS
	(Cost $18,988,893)(b)	99.81%	$ 21,458,774
	Other assets in excess of liabilities	0.19%	45,334

	TOTAL NET ASSETS	100.00%	$ 21,504,108

RIC - Regulated Investment Company
Non-income producing securities.

 Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $19,220,319 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$2,363,804
		Unrealized depreciation:	(125,349)
		Net unrealized appreciation:	$2,238,455

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2014

The following is a summary of significant accounting policies followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of March 31, 2014 for the Fund’s assets and liabilities measured at fair value:

	Assets (A)	Level 1	Level 2	Level 3	Total
	Common Stocks	$ 16,953,853	$ -	$ -	$ 16,953,853
	Corporate Bonds	-	1,800,660	-	1,800,660
	Mutual Funds	1,354,950	-	-	1,354,950
	Municipal Bond- Non-Taxable	-	684,073	-	684,073
	Preferred Stock	-	379,840	-	379,840
	REITs	158,069	-	-	158,069
	U.S. Government and Agencies	-	31,527	-	31,527
	Short-Term Investments	95,802	-	-	95,802
	Total	$ 8,562,674	$ ,896,100	$ -	$ 21,458,774

(A)	For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

There were no transfers into or out of Level 1 And Level 2 during the current period presented. It's the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period

	The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rogé Partners Funds

By

*/s/ Steven M. Rogé

       Steven M. Rogé, President

Date

5/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Steven M. Rogé

       Steven M. Rogé, President

Date

5/29/2014

By

*/s/ Susan J. Rogé

       Susan J. Rogé, Treasurer

Date

5/29/2014